UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 15, 2010
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  134,966
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM           105368203  1542044           143446SH      SOLE          143446        0         0
Brink's Company         COM           109696104  2977643           156471SH      SOLE          156471        0         0
Carter's                COM           146229109  5308931           202245SH      SOLE          202245        0         0
Charles River Labs      COM           159864107  3290626            96189SH      SOLE           96189        0         0
Chart Industries        COM          16115Q308   2013949           129265SH      SOLE          129265        0         0
Covanta Holdings        COM          22282E102   4522733           272618SH      SOLE          272618        0         0
Edwards Lifescience     COM          28176E108   4558179            81367SH      SOLE           81367        0         0
Euronet Worldwide       COM           298736109  2899148           226673SH      SOLE          226673        0         0
General Cable           COM           369300108  3727615           139873SH      SOLE          139873        0         0
Global Payments         COM          37940X102   4710262           128907SH      SOLE          128907        0         0
HCC Insurance Holdi     COM           404132102  4772738           192760SH      SOLE          192760        0         0
Hexcel                  COM           428291108  6042014           389556SH      SOLE          389556        0         0
Host Hotels & Resor     COM          44107P104   5834845           432852SH      SOLE          432852        0         0
IDEX Corporation        COM          45167R104   3729385           130535SH      SOLE          130535        0         0
Jacobs Engineering      COM           469814107  2305814            63277SH      SOLE           63277        0         0
Key Energy Services     COM           492914106  3935301           428682SH      SOLE          428682        0         0
Kinder Morgan Energ     COM           494550106  2983521            45858SH      SOLE           45858        0         0
Kinder Morgan Manag     COM          49455U100   2133864            37707SH      SOLE           37707        0         0
Kroger                  COM           501044101  3203937           162719SH      SOLE          162719        0         0
Neustar                 COM          64126X201   4959564           240522SH      SOLE          240522        0         0
Omnicare                COM           681904108  3667456           154745SH      SOLE          154745        0         0
PartnerRe               COM          G6852T105   5461521            77866SH      SOLE           77866        0         0
Pioneer Natural Res     COM           723787107  5831153            98085SH      SOLE           98085        0         0
Reliance Steel & Al     COM           759509102  2214332            61254SH      SOLE           61254        0         0
Roper Industries        COM           776696106  3295652            58893SH      SOLE           58893        0         0
Ross Stores             COM           778296103  5502086           103248SH      SOLE          103248        0         0
SEI Investments         COM           784117103  5263732           258533SH      SOLE          258533        0         0
Southern Union Co.      COM           844030106  5948827           272133SH      SOLE          272133        0         0
Valeant Pharma          COM          91911X104   6522655           124740SH      SOLE          124740        0         0
Wabtec                  COM           929740108  4265916           106942SH      SOLE          106942        0         0
Waddell & Reed Fina     COM           930059100  4306465           196822SH      SOLE          196822        0         0
Weatherford Interna     COM          H27013103   3482415           265024SH      SOLE          265024        0         0
Western Union           COM           959802109  3752564           251681SH      SOLE          251681        0         0

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